Reinsurance Reinsurance - Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,227.5	$ 3,260.1
John Hancock
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,169.7	2,106.0
The Hartford
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	497.0	579.9
Other reinsurers
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 63.1	$ 65.1